7A. Long term investments (Tables)	12 Months Ended
Dec. 31, 2016
ZHEJIANG JIAHUAN
Long term investments
		Gross unrealized		Fair
	Amortized cost	Gains	Losses	Value
	RMB’000	RMB’000	RMB’000	RMB’000

Long term investment:
Unlisted investment	69	-	-	69

2015
		Gross unrealized		Fair
	Amortized cost	Gains	Losses	Value
	RMB’000	RMB’000	RMB’000	RMB’000

Long term investment:
Unlisted investment	69	-	-	69